Borrowings and debt (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of borrowings [Abstract]
Disclosure of detailed information about borrowings [text block]
Borrowings and debt are detailed as follows:

	December 31, 2018
	Short-Term		Long-term
Carring amount	Borrowings	Debt	Borrowings	Debt	Total
Principal	1,975,174	45,930	886,384	614,505	3,521,993
Prepaid commissions	-	-	(2,790)	(757)	(3,547)
	1,975,174	45,930	883,594	613,748	3,518,446

	December 31, 2017
	Short-Term		Long-term
Carring amount	Borrowings	Debt	Borrowings	Debt	Total
Principal	1,062,223	10,500	423,011	720,044	2,215,778
Prepaid commissions	-	-	(2,790)	(1,421)	(4,211)
	1,062,223	10,500	420,221	718,623	2,211,567

Disclosure Of Detailed Information About Short Term Borrowing And Debt [Text Block]
The breakdown of short-term (original maturity of less than one year) borrowings and debt, along with contractual interest rates, is as follows:

	December 31,	December 31,
	2018	2017
Short-term borrowings:
At fixed interest rates	695,500	429,069
At floating interest rates	1,279,674	633,154
Total borrowings	1,975,174	1,062,223
Short-term debt:
At fixed interest rates	2,700	10,500
At floating interest rates	43,230	-
Total debt	45,930	10,500
Total short-term borrowings and debt	2,021,104	1,072,723

Average outstanding balance during the year	1,095,530	710,021
Maximum balance at any month-end	2,021,104	1,072,723
Range of fixed interest rates on borrowings and debt in U.S. dollars	2.74% to 3.30%	1.60% to 1.95%
Range of floating interest rates on borrowings in U.S. dollars	2.72% to 3.41%	1.77% to 2.08%
Range of fixed interest rates on borrowings in Mexican pesos	-	7.92%
Range of floating interest rate on borrowings in Mexican pesos	8.49% to 9.39%	7.68% to 7.89%
Weighted average interest rate at end of the year	3.18%	2.16%
Weighted average interest rate during the year	3.00%	1.66%

The outstanding balances of short-term borrowings and debt by currency, are as follows:

	December 31,	December 31,
	2018	2017
Currency
US dollar	1,926,000	1,044,500
Mexican peso	95,104	28,223
Total	2,021,104	1,072,723

Disclosure Of Detailed Information About Long Term Borrowing And Debt [Text Block]	The breakdown of borrowings and long-term debt (original maturity of more than one year), along with contractual interest rates, plus prepaid commissions of $3.5 million and $4.2 million as of December 31, 2018 and December 31, 2017, respectively, are as follows:

	December 31,	December 31,
	2018	2017
Long-term borrowings:
At fixed interest rates with due dates from January 2019 to February 2022	63,367	44,011
At floating interest rates with due dates from August 2019 to August 2023	823,017	379,000
Total borrowings	886,384	423,011
Long-term debt:
At fixed interest rates with due dates from June 2019 to March 2024	503,229	532,305
At floating interest rates with due dates from April 2019 to June 2023	111,276	187,739
Total long-term debt	614,505	720,044
Total long-term borrowings and debt	1,500,889	1,143,055
Less: Prepaid commissions	(3,547)	(4,211)
Total long-term borrowings and debt, net	1,497,342	1,138,844

Net average outstanding balance during the year	1,244,619	1,477,788
Maximum outstanding balance at any month – end	1,500,889	2,010,078
Range of fixed interest rates on borrowings and debt in U.S. dollars	2.25% to 3.25%	1.35% to 3.25%
Range of floating interest rates on borrowings and debt in U.S. dollars	3.26% to 4.46%	2.61% to 3.01%
Range of fixed interest rates on borrowings in Mexican pesos	5.25% to 9.09%	4.89% to 9.09%
Range of floating interest rates on borrowings and debt in Mexican pesos	9.19% to 9.71%	7.99% to 8.00%
Range of fixed interest rates on debt in Japanese yens	0.46%	0.46% to 0.81%
Range of fixed interest rates on debt in Euros	3.75%	3.75%
Range of fixed interest rates on debt in Australian dollars	3.33%	3.33%
Weighted average interest rate at the end of the year	4.35%	3.60%
Weighted average interest rate during the year	4.09%	3.43%

The balances of long-term borrowings and debt by currency, excluding prepaid commissions, are as follows:

	December 31,	December 31,
	2018	2017
Currency
US dollar	1,203,101	753,981
Mexican peso	143,661	206,750
Japanese yen	72,670	98,711
Euro	60,315	60,178
Australian dollar	21,142	23,435
Total	1,500,889	1,143,055

Disclosure Of Detailed Information About Maturities Long Term Borrowing And Debt [Text Block]
The future payments of long-term borrowings and debt outstanding as of December 31, 2018, are as follows:

Payments	Outstanding

2019	257,393
2020	488,237
2021	558,265
2022	74,179
2023	62,500
2024	60,315
1,500,889

Disclosure of reconciliation of movements of borrowings and debt arising financing activites explanatory [Table Text Block]
Reconciliation of movements of borrowings and debt arising from financing activities of consolidated statements of cash flows
:

	2018	2017	2016
Balance as of January 1,	2,211,567	3,246,813	4,312,170
Net increase (decrease) in short-term borrowings and debt	950,259	(396,205)	(961,095)
Proceeds from long-term borrowings and debt	609,017	219,905	406,149
Repayments of long-term borrowings and debt	(256,173)	(883,476)	(464,242)
Change in foreign currency	1,903	23,487	(43,010)
Adjustment of fair value for hedge accounting relationship	753	(483)	(5,945)
Other adjustments	1,120	1,525	2,786
Balance as of December 31,	3,518,446	2,211,567	3,246,813